Consolidated income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenues	$ 3,033,990	$ 2,622,110	$ 1,950,929
Cost of sales	(2,395,180)	(1,989,019)	(1,576,159)
Gross profit	638,810	633,091	374,770
Operating expenses
Selling, general and administrative	(145,543)	(133,803)	(139,391)
Mineral exploration and project evaluation	(98,862)	(85,043)	(57,201)
Impairment loss of long-lived assets	(32,512)		(557,497)
Other income and expenses, net	(2,674)	31,948	(19,164)
Total operating expenses	(279,591)	(186,898)	(773,253)
Operating income (loss)	359,219	446,193	(398,483)
Share in the results of associates	1,885
Total from associates equity	1,885
Net financial results
Financial income	25,018	11,472	11,168
Financial expenses	(168,694)	(142,275)	(159,759)
Other financial items, net	9,949	(6,099)	(129,584)
Net financial results	(133,727)	(136,902)	(278,175)
Income (loss) before income tax	227,377	309,291	(676,658)
Income tax	(150,983)	(153,204)	24,152
Net income (loss) for the year	76,394	156,087	(652,506)
Attributable to NEXA's shareholders	49,101	114,332	(559,247)
Attributable to non-controlling interests	$ 27,293	$ 41,755	$ (93,259)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Basic and diluted earnings (losses) per share – USD	$ 0.37	$ 0.86	$ (4.22)